Non-controlling interests	12 Months Ended
Dec. 31, 2023
Non-controlling Interests
Non-controlling interests

26.	Non-controlling interests

"Non-controlling interests" refer to the net value of the equity equivalence of the portion of profit or loss attributable to equity instruments that do not belong, directly or indirectly, to the Bank, including the portion of annual profit attributed to subsidiaries.

a) Breakdown

The balance of the "Non-controlling Interests" line item is detailed below:

In BRL thousands	2023	2022	2021

Financial Position of non-controlling interest	403,350	497,342	334,349
Banco PSA Finance Brasil S.A.	-	130,404	129,289
Rojo Entretenimento S.A.	8,165	7,692	6,939
Banco Hyundai Capital	268,859	218,808	183,538
GIRA, Gestão Integrada de Recebíveis do Agronegócio S.A.	(9,379)	(72)	3,109
Toro Corretora de Títulos e valores Mobiliários Ltda.	112,023	115,671	11,474
Toro Investimentos S.A.	21,640	19,899	-
Solution 4fleet Consultoria Empresarial S.A.	25	1,648	-
Apê11 Tecnologia e Negócios Imobiliários S.A. (Apê11)	2,017	3,292	-

In BRL thousands	2023	2022	2021

Profit attributable to non-controlling interests	49,499	52,382	31,272
Comprising:
Santander Leasing S.A. Arrendamento Mercantil	-	-	-
Banco PSA Finance Brasil S.A.	8,068	11,657	12,688
Rojo Entretenimento S.A.	697	530	(148)
Banco Hyundai Capital	50,530	41,107	21,563
GIRA, Gestão Integrada de Recebíveis do Agronegócio S.A.	(6,774)	(3,182)	1,569
Toro Corretora de Títulos e Valores Mobiliários Ltda.	(3,212)	2,693	(4,400)
Toro Investimentos S.A.	3,253	1,229	-
Solution 4Fleet Consultoria Empresarial S.A.	(1,785)	(1,023)	-
Apê11 Tecnologia e Negócios Imobiliários S.A. (Apê11)	(1,278)	(629)	-

b) Changes

The changes in the balance of "Non-controlling interests" are summarized in the table below:

	2023	2022	2021
In BRL thousands
Balance at the beginning of the fiscal year	497,342	334,349	312,885
Change in the scope of consolidation	-	-	17,415
Incorporation / Acquisition	(134,214)	20,446	-
Dividends paid / Interest on Capital	(6,790)	(7,432)	(19,138)
Capital increase	-	66,957	-
Profit attributable to non-controlling interests	49,499	52,382	31,272
Others	(2,487)	30,640	(8,085)
Balance at the end of the fiscal year	403,350	497,342	334,349